Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
Note 10 Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period.
Diluted net loss per share gives effect to all securities having a dilutive effect on net loss, weighted-average shares outstanding of common stock or both. The effect from potential dilutive securities includes (i) incremental shares of common stock calculated using the if-converted
method for the Convertible Notes due 2028 and the Series A Preferred Stock, (ii) incremental shares of common stock calculated using the treasury stock method for warrants and share-based compensation awards granted under the 2014 Plan, (iii) incremental shares and potential shares of common stock that are contingently issuable upon closing of the Tailwind Two Merger, and (iv) adjustments to net loss as a result of changes in the non-controlling
interest in PredaSAR due to the conversion of the Series Seed Preferred Stock or the exercise of stock options granted under the PredaSAR Plan. None of the potential dilutive securities meet the definition of a participating security.
For purposes of the diluted net loss per share computation, all potentially dilutive securities were excluded because their effect would be anti-dilutive or because of unsatisfied contingent issuance conditions. As a result, basic net loss per share was equal to diluted net loss per share for each period presented.
The table below represents the anti-dilutive securities that could potentially be dilutive in the future for the periods presented:

	December 31,
(in shares of common stock)	2021	2020
Convertible Notes due 2028	—	940,160
Series A Preferred Stock	396,870	396,870
Series Seed Preferred Stock	—	25,000
Stock options	76,956	115,791
Restricted stock units	536,626	—
PredaSAR stock options	—	1,967
Warrants	1,060,023	—
The contingently issuable equity and warrants upon closing of the Tailwind Two Merger are excluded from the table above as the number of underlying shares of common stock to be issued is dependent on the capital structure of New Terran Orbital.
The computations of basic and diluted net loss per share for the periods presented were as follows:

	Years Ended December 31,
(in thousands, except per share and share amounts)	2021	2020
Numerator:
Net loss	$(138,982)	$(10,455)
Denominator:
Weighted-average shares outstanding - basic and diluted	2,780,993	2,403,755
Net loss per share - basic and diluted	$(49.98)	$(4.35)